Business Combinations - Summary of Consideration Transferred in business combination (Detail) - Dec. 31, 2021 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
AMPI [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	$ 849,863
AMPI [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	250,000
Fair value of identifiable net assets acquired	250,000
ASEEE [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	215,233
ASEEE [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	0
Fair value of identifiable net assets acquired	0
USIPL [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	331,192
USIPL [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	313,057
Fair value of identifiable net assets acquired	313,057
FAFG [member]
Disclosure of detailed information about business combination [line items]
Cash	11,094,802
Fair value of identifiable net assets acquired	9,876,084
FAFG [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	11,094,802
Equity instrument issued	1,734,570
Contingent consideration arrangement	(385,735)
Fair value of identifiable net assets acquired	12,443,637
ITGEU [member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	83,482	$ 3,009
ITGEU [member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	50,368	1,816
Fair value of identifiable net assets acquired	50,368	1,816
SER [Member]
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	217,919	7,856
SER [Member] | Consideration transferred [member]
Disclosure of detailed information about business combination [line items]
Cash	217,919	7,856
Fair value of identifiable net assets acquired	$ 217,919	$ 7,856